--------------------------------------------------------------------------------





                               SEMI-ANNUAL REPORT





================================================================================

                          BREMER INVESTMENT FUNDS, INC.

================================================================================




                            Bremer Growth Stock Fund

                                Bremer Bond Fund





                                 March 31, 2001


--------------------------------------------------------------------------------



                                TABLE OF CONTENTS




           Shareholder Letter . . . . . . . . . . . . . . . . . . . . . . . . 1

           Statement of Assets and Liabilities . . . . . . . . . . . . . . .  2

           Statement of Operations . . . . . . . . . . . . . . . . . . . . .  3

           Growth Stock Fund Statements of Changes in Net Assets . . . . . .  4

           Bond Fund Statements of Changes in Net Assets . . . . . . . . . .  5

           Growth Stock Fund Financial Highlights . . . . . . . . . . . . . . 6

           Bond Fund Financial Highlights . . . . . . . . . . . . . . . . . . 7

           Growth Stock Fund Schedule of Investments . . . . . . . . . . . .  8

           Bond Fund Schedule of Investments . . . . . . . . . . . . . . . . 12

           Notes to the Financial Statements . . . . . . . . . . . . . . . . 18







              -----------------------------------------------------
                               NOTICE TO INVESTORS
              -----------------------------------------------------

          Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

          For more information about the Funds, please call 1-800-595-5552 to receive a Prospectus. Please read the Prospectus carefully before investing or sending money.


May 10, 2001


Dear Shareholder:

Over the first half of the Bremer Funds' fiscal year, the economy continued to slow down and show signs of weaker activity. Although the Federal Reserve has been very aggressive in its quest to keep the economy out of a recession by reducing the Fed Funds rate 200 basis points since January 3, 2001, it has become very evident 2001 will not see the 5% annual growth in GDP realized in 2000. Despite some periodic rejuvenation from the interest rate cuts, the stock market experienced some dramatic declines and tumultuous volatility not realized for decades, much of which has been attributed to high valuations in the technology sector. Bonds, on the other hand, turned out to be the asset class of choice.

How dramatic were the declines in the stock market? Over the past six months, it definitely became a more challenging environment for the stock market, as weakness spread to other sectors, in addition to technology. From October 1, 2000 through March 31, 2001, the S&P 500 Index declined 18.75% and the Lipper Large-Cap Core Fund Index fell 20.12%. Although the Bremer Growth Stock Fund held up relatively well, it too declined in value, down 18.69% over the same six months. While the Fund's portfolio managers have tactically reduced its position in the technology sector, they continue to screen for technology stocks with higher than average growth expectations, but at a reasonable price, which is a cornerstone of our stock selection process.

While acknowledging that the U.S. economy is slowing down, we believe growth in the technology sector will continue. We believe that the growth style of equity investing will retain its long-term appeal, as the drivers of economic growth are likely to be in technology, health care and communications. Consequently, we remain slightly over-weighted in technology stocks compared to the S&P 500
Index. However, our approach to technology stocks remains consistent with our strategy of selecting stocks with higher than average growth expectations and reasonable values.

Throughout all of the turbulence in the stock market, bonds provided somewhat of a safe harbor. U.S. Treasury securities - particularly those with longer maturities - performed extraordinarily well, and other high quality fixed income sectors also produced favorable returns. From October 1, 2000 through March 31, 2001, the Bremer Bond Fund produced a respectable total return of 7.08%. The Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Intermediate Aggregate Index, two widely followed measures of taxable-bond performance, returned 7.21% and 7.03%, respectively, over the same time period. The Fund's return reflects a more diversified asset allocation, coupled with a move into more defensive, higher quality, and less volatile corporate bonds.

While there are currently some signs that our economy may be in better shape than many had expected during the first three months of 2001, we remain cautious in our outlook for the overall U.S. economy and various sectors within our economy. And even though the Fed's aggressive easing of interest rates this year has definitely sent a pro-growth message, and is helping reduce the possibility of a consumer-led economic recession, current economic indicators are sending mixed signals as to the future direction of the economy. We believe the consumer will continue to spend (based on lower interest rates and future tax cuts), however, future consumer spending will rest upon rising unemployment and rising gasoline/power prices.

It is impossible to predict the future direction of the markets with any degree of certainty. However, there are certain principles that all investors should remember: maintain a long-term focus and review your investment plan, objectives, risk tolerance, time horizon and desired asset allocation mix in order to maintain a well-diversified portfolio. No matter what your goals and time horizon are, it is always wise to follow a regular investment plan and periodically review your overall portfolio.

We thank you for your business, appreciate your support, and look forward to serving your investment needs in the years to come.

Sincerely,

/s/Kenneth Nelson
------------------
Kenneth Nelson
President
Bremer Investment Funds, Inc.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2001

--------------------------------------------------------------------------------

                                                                                 ---------------------     --------------------
                                                                                        Growth                    Bond
                                                                                      Stock Fund                  Fund
                                                                                 ---------------------     --------------------
ASSETS:
   Investments, at market value
      (Cost of $62,925,080 and $97,672,211, respectively)                            $ 81,521,104             $100,158,221
   Dividends receivable
                                                                                           50,486                        -
   Interest receivable
                                                                                           24,068                1,132,853
   Receivable for fund shares issued
                                                                                              385                        -
   Organizational expenses, net of accumulated amortization
                                                                                            4,472                    4,472
   Other assets
                                                                                            1,375                    2,156
                                                                              ---------------------     --------------------
        Total assets                                                                   81,601,890              101,297,702
                                                                              ---------------------     --------------------

LIABILITIES:
   Payable to Investment Adviser
                                                                                           49,599                   59,680
   Dividends payable
                                                                                                -                  490,091
   Accrued expenses and other liabilities
                                                                                           37,261                   42,146
                                                                                 ---------------------     --------------------
        Total liabilities
                                                                                           86,860                  591,917
                                                                                 ---------------------     --------------------

NET ASSETS                                                                           $ 81,515,030             $100,705,785
                                                                                 =====================     ====================

NET ASSETS CONSIST OF:
   Capital stock                                                                     $ 61,998,700             $ 99,972,255
   Accumulated undistributed net investment income
                                                                                           49,755                    8,203
   Accumulated undistributed net realized gain (loss) on investments                                            (1,760,683)
                                                                                          870,551
   Net unrealized appreciation on investments                                          18,596,024                2,486,010
                                                                                 ---------------------     --------------------
        Total Net Assets                                                             $ 81,515,030             $100,705,785
                                                                                 =====================     ====================

      Shares outstanding
             (100 million shares authorized for each Fund, $ .0001 par value)           5,585,483                9,907,647
                                                                                 =====================     ====================

      Net Asset Value, Redemption Price and Offering Price Per Share                      $ 14.59                  $ 10.16
                                                                                 =====================     ====================

                      See Notes to the Financial Statements.


================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended March 31, 2001

--------------------------------------------------------------------------------

                                                                                 ---------------------     --------------------
                                                                                        Growth                    Bond
                                                                                      Stock Fund                  Fund
                                                                                 ---------------------     --------------------
INVESTMENT INCOME:
   Dividend income
         (net of withholding tax of $926 and $0, respectively)                        $   296,719                $       -
   Interest income
                                                                                          169,211                3,332,013
   Other income
                                                                                            2,307                        -
                                                                                 ---------------------     --------------------
        Total investment income
                                                                                          468,237                3,332,013
                                                                                 ---------------------     --------------------

EXPENSES:
   Investment advisory fees
                                                                                          317,376                  340,921
   Administration fees
                                                                                           27,204                   29,222
   Shareholder servicing and accounting costs
                                                                                           29,962                   40,052
   Distribution fees
                                                                                            8,920                    7,227
   Custody fees
                                                                                            8,391                    9,700
   Federal and state registration
                                                                                            3,423                    1,328
   Professional fees
                                                                                           12,330                   12,004
   Reports to shareholders
                                                                                            5,329                    5,331
   Amortization of organizational expenses
                                                                                            2,730                    2,730
   Directors' fees and expenses
                                                                                            2,270                    2,270
   Other
                                                                                              547                      586
                                                                                 ---------------------     --------------------
           Total expenses
                                                                                          418,482                  451,371
                                                                                 ---------------------     --------------------

NET INVESTMENT INCOME
                                                                                            49,755                2,880,642
                                                                                 ---------------------     --------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments
                                                                                           884,758                   83,657
      Change in unrealized appreciation (depreciation) on investments                  (19,117,001)               3,783,325
                                                                                 ---------------------     --------------------
           Net realized and unrealized gain (loss) on investments                      (18,232,243)               3,866,982
                                                                                 ---------------------     --------------------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                                        $ (18,182,488)            $  6,747,624
                                                                                 =====================     ====================

                    See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS



--------------------------------------------------------------------------------

                                                                       -----------------------------------------------

                                                                                     Growth Stock Fund

                                                                       -----------------------------------------------

                                                                         Six Months Ended
                                                                          March 31, 2001             Year Ended
                                                                            (Unaudited)          September 30, 2000
                                                                       ----------------------   ----------------------

OPERATIONS:
      Net investment income (loss)                                          $   49,755              $   (17,192)
      Net realized gain on investments
                                                                               884,758                1,076,651
      Change in unrealized appreciation (depreciation) on
         investments and written option contracts
                                                                           (19,117,001)              12,805,769
           Net increase (decrease) in net assets resulting
                                                                       ----------------------   ----------------------
              from operations
                                                                           (18,182,488)              13,865,228
                                                                       ----------------------   ----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
                                                                                     -                  (68,454)
      Net realized gains
                                                                              (938,841)              (2,698,314)
                                                                       ----------------------   ----------------------
           Total dividends and distributions
                                                                              (938,841)              (2,766,768)
                                                                       ----------------------   ----------------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold
                                                                             14,239,290               32,367,519
      Proceeds from shares issued to holders in reinvestment of
         dividends
                                                                                211,266                  344,366
      Cost of shares redeemed
                                                                             (7,069,213)             (17,871,606)
                                                                       ----------------------   ----------------------
           Net increase in net assets resulting from
              capital share transactions
                                                                              7,381,343               14,840,279
                                                                       ----------------------   ----------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                                            (11,739,986)              25,938,739
                                                                       ----------------------   ----------------------


NET ASSETS:
      Beginning of period
                                                                             93,255,016               67,316,277
                                                                       ----------------------   ----------------------

      End of period (including undistributed net investment income of
           $49,755 and $0, respectively)                                   $ 81,515,030             $ 93,255,016
                                                                       ======================   ======================

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      -----------------------------------------------

                                                                                        Bond Fund

                                                                      -----------------------------------------------
                                                                        Six Months Ended
                                                                         March 31, 2001             Year Ended
                                                                           (Unaudited)          September 30, 2000
                                                                      ----------------------   ----------------------
OPERATIONS:
      Net investment income                                              $  2,880,642            $   5,606,980
      Net realized gain (loss) on investments
                                                                               83,657               (1,737,550)
      Change in unrealized appreciation (depreciation) on investments
                                                                            3,783,325                  964,142
                                                                      ----------------------   ----------------------
           Net increase in net assets resulting from operations
                                                                            6,747,624                4,833,572
                                                                      ----------------------   ----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
                                                                           (2,880,642)              (5,606,980)
      Net realized gains
                                                                                    -                   (1,464)
                                                                      ----------------------   ----------------------
           Total dividends and distributions
                                                                           (2,880,642)              (5,608,444)
                                                                      ----------------------   ----------------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold
                                                                           11,482,394               29,423,519
      Proceeds from shares issued to holders in reinvestment of
        dividends
                                                                              328,545                  325,414
      Cost of shares redeemed
                                                                          (10,582,400)             (25,351,941)
                                                                      ----------------------   ----------------------
           Net increase in net assets resulting from
           capital share transactions
                                                                             1,228,539                4,396,992
                                                                      ----------------------   ----------------------

TOTAL INCREASE IN NET ASSETS
                                                                             5,095,521                3,622,120
                                                                      ----------------------   ----------------------

NET ASSETS:
      Beginning of period
                                                                            95,610,264               91,988,144
                                                                      ----------------------   ----------------------

      End of period (including net investment income of
           $8,203 and $8,203, respectively)                              $ 100,705,785            $  95,610,264
                                                                      ======================   ======================


                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                         -------------------------------------------------------------------------------------------
                                                                               Growth Stock Fund
                                         -------------------------------------------------------------------------------------------

                                           Six Months Ended                Year Ended September 30,                January 27, 19971
                                                              -----------------------------------------------
                                            March 31, 2001                                                             through
                                             (Unaudited)            2000             1999            1998         September 30, 1997
                                         ---------------------  --------------   --------------  --------------  -------------------
PER SHARE DATA:
     NET ASSET VALUE,
     BEGINNING OF PERIOD                          $18.13          $15.73           $12.28          $11.90                $10.00
                                         -----------------  --------------   --------------  --------------  --------------------

     INCOME (LOSS) FROM
     INVESTMENT OPERATIONS:
        Net investment income (loss)                0.01           (0.01)            0.02            0.04                  0.03
        Net realized and unrealized
          gain (loss) on investments               (3.38)           2.98             3.54            0.39                  1.87
                                         -----------------  --------------   --------------  --------------  --------------------
              Total from investment
                  operations                       (3.37)           2.97             3.56            0.43                  1.90
                                         -----------------  --------------   --------------  --------------  --------------------

     LESS DIVIDENDS AND
     DISTRIBUTIONS:
        Dividends from net investment
           income                                                  (0.01)           (0.04)          (0.03)
                                                       -                                                                      -
        Distributions from net realized
           gains                                   (0.17)          (0.56)           (0.07)          (0.02)
                                                                                                                              -
                                         -----------------  --------------   --------------  --------------  --------------------
              Total dividends and
                 distributions                     (0.17)          (0.57)           (0.11)          (0.05)
                                                                                                                              -
                                         -----------------  --------------   --------------  --------------  --------------------

     NET ASSET VALUE,
     END OF PERIOD                                $14.59          $18.13           $15.73          $12.28                $11.90
                                         =================  ==============   ==============  ==============  ====================

TOTAL RETURN                                     (18.69)% 2        18.78%           28.97%           3.61%                19.00% 2


SUPPLEMENTAL DATA
AND RATIOS:
     Net assets, end of period                $81,515,030     $93,255,016      $67,316,277     $54,174,557           $51,103,642
     Ratio of net expenses to
        average net assets                          0.92% 3         0.90%            0.89%           0.91%                 1.05% 3
     Ratio of net investment income
        (loss) to average net assets                0.11% 3       (0.02)%            0.09%           0.27%                 0.62% 3
     Portfolio turnover rate                        5.54%          10.75%           16.74%          13.15%                11.30%


   1 Commencement of Operations.
   2 Not Annualized.
   3 Annualized.

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                         -------------------------------------------------------------------------------------------
                                                                                   Bond Fund
                                         -------------------------------------------------------------------------------------------

                                           Six Months Ended                Year Ended September 30,                January 27, 19971
                                                                -----------------------------------------------
                                            March 31, 2001                                                             through
                                             (Unaudited)            2000             1999            1998         September 30, 1997
                                         ---------------------  --------------   --------------  --------------  -------------------
PER SHARE DATA:
     NET ASSET VALUE,
     BEGINNING OF PERIOD                           $9.77           $9.86           $10.47          $10.18                $10.00
                                         ------------------  --------------   --------------  --------------  --------------------

     INCOME (LOSS) FROM
     INVESTMENT OPERATIONS:
        Net investment income                       0.29            0.58             0.55            0.56                  0.35
        Net realized and unrealized
           gain (loss) on investments               0.39           (0.09)           (0.57)           0.29                  0.17
                                         ------------------  --------------   --------------  --------------  --------------------
              Total from investment
                 operations                         0.68            0.49            (0.02)           0.85                  0.52
                                         ------------------  --------------   --------------  --------------  --------------------

     LESS DIVIDENDS AND
     DISTRIBUTIONS:
        Dividends from net investment
           income                                  (0.29)          (0.58)           (0.55)          (0.56)                (0.34)
        Distributions from net realized
           gains                                                    (0.00)           (0.04)
                                               -                                                   -                  -
                                         ------------------  --------------   --------------  --------------  --------------------
              Total dividends and
                 distributions                     (0.29)          (0.58)           (0.59)          (0.56)                (0.34)
                                         ------------------  --------------   --------------  --------------  --------------------

     NET ASSET VALUE,
     END OF PERIOD                                $10.16           $9.77            $9.86          $10.47                $10.18
                                         ==================  ==============   ==============  ==============  ====================


TOTAL RETURN                                        7.08% 2         5.19%          (0.22)%           8.59%                 5.33% 2


SUPPLEMENTAL DATA
AND RATIOS:
     Net assets, end of period                $100,705,785     $95,610,264      $91,988,144     $82,756,014           $73,683,643
     Ratio of net expenses to
        average net assets                          0.93% 3         0.91%            0.90%           0.89%                 1.01% 3
     Ratio of net investment income to
        average net assets                          5.91% 3         5.97%            5.44%           5.46%                 5.60% 3
     Portfolio turnover rate                       18.72%          49.79%           58.62%          66.66%                38.35%


   1 Commencement of Operations.
   2 Not Annualized.
   3 Annualized.

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited)

Growth Stock Fund

--------------------------------------------------------------------------------

                 Shares                                                 Value
                            ---------------------------------
                            COMMON STOCKS - 91.4%
                            ---------------------------------

                            APPAREL - 3.6%
                  50,000    Abercrombie & Fitch Co. *                $ 1,635,000
                  30,000    The Gap, Inc.                                711,600
                  42,000    Intimate Brands, Inc.                        617,400
                                                                   -------------
                                                                       2,964,000
                                                                   -------------

                            BANKING & FINANCIAL SERVICES - 10.3%
                  40,000    The Charles Schwab Corporation               616,800
                  39,200    Citigroup Inc.                             1,763,216
                  12,000    Fannie Mae                                   955,200
                  18,000    Freddie Mac                                1,166,940
                  20,000    Providian Financial Corporation              981,000
                  60,000    U.S. Bancorp                               1,392,000
                  30,800    Wells Fargo & Company                     1,523,676
                                                                   -------------

                                                                       8,398,832
                                                                   -------------

                            BUSINESS SERVICE - 6.7%

                  10,000    Agilent Technologies, Inc. *                 307,300
                  33,800    Concord EFS, Inc. *                        1,366,788
                  34,000    Equifax Inc.                               1,062,500
                  29,700    FedEx Corp. *                              1,237,896
                  15,000    First Data Corporation                       895,650
                  30,000    Solectron Corporation *                      570,300
                                                                   -------------
                                                                       5,440,434
                                                                   -------------

                            CAPITAL GOODS - 9.0%
                  15,000    The Boeing Company                           835,650
                  23,300    Dover Corporation                            835,072
                  10,600    Emerson Electric Co.                         657,200
                  80,000    General Electric Company                   3,348,800
                  38,700    Tyco International Ltd.                    1,673,001
                                                                   -------------
                                                                       7,349,723
                                                                  --------------

                            COMMUNICATIONS & MEDIA - 4.2%

                  27,500    AOL Time Warner Inc.*                      1,104,125
                  34,500    The Interpublic Group of Companies, Inc.   1,185,075
                  25,000    Viacom Inc. - Class B *                    1,099,250
                                                                   -------------
                                                                       3,388,450
                                                                   -------------

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited) (Continued)

Growth Stock Fund

--------------------------------------------------------------------------------

                 Shares                                              Value
                            COSMETICS & TOILETRIES - 5.1%
                  25,000    Avon Products, Inc.                       $  999,750
                  20,000    Colgate-Palmolive Company                  1,105,200
                  30,000    Kimberly-Clark Corporation                 2,034,900
                                                                  --------------
                                                                       4,139,850
                                                                  --------------

                            DRUGS - 2.5%
                  11,000    Merck & Co., Inc.                            834,900
                  30,000    Pfizer Inc.                                1,228,500
                                                                  --------------
                                                                       2,063,400
                                                                  --------------

                            ENERGY - 6.1%
                  13,232    BP Amoco Plc ADR                             656,572
                  30,000    El Paso Corporation                        1,959,000
                  24,000    Enron Corp.                                1,394,400
                  11,881    Exxon Mobil Corporation                      962,361
                                                                  --------------
                                                                       4,972,333
                                                                  --------------

                            FOOD, BEVERAGE & TOBACCO - 2.2%
                  40,000    PepsiCo, Inc.                              1,758,000
                                                                  --------------

                            HEALTH CARE - 3.7%
                  20,000    Amgen Inc. *                               1,203,750
                  39,400    Medtronic, Inc.                            1,802,156
                                                                  --------------
                                                                       3,005,906
                                                                  --------------

                            INSURANCE - 4.0%
                  17,619    Aegon N.V. ADR *                             515,180
                  46,000    AFLAC INCORPORATED                         1,266,840
                  18,750    American International Group, Inc.         1,509,375
                                                                  --------------
                                                                       3,291,395
                                                                  --------------

                            MEDICAL PRODUCTS - 1.1%
                  10,000    Johnson & Johnson                            874,700
                                                                  --------------

                            RESTAURANT - 1.1%
                  34,000    McDonald's Corporation                       902,700
                                                                  --------------

                            RETAIL - GENERAL - 10.3%
                  27,000    Best Buy Co., Inc. *                         970,920
                  28,000    CVS Corporation                            1,637,720
                  60,000    Target Corporation                         2,164,800
                  36,000    Wal-Mart Stores, Inc.                      1,818,000
                  44,000    Walgreen Co.                               1,795,200
                                                                  --------------
                                                                       8,386,640
                                                                  --------------

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited) (Continued)

Growth Stock Fund

--------------------------------------------------------------------------------

                  Shares                                             Value
                            SOFTWARE - 6.2%
                  40,000    Cognos, Inc. *                            $  645,000
                  34,741    Computer Associates International, Inc.      944,955
                  22,000    Microsoft Corporation *                    1,203,125
                 115,000    Novell, Inc. *                               575,000
                 100,000    Oracle Corporation *                       1,498,000
                  20,000    Pivotal Corporation *                        227,500
                                                                  --------------
                                                                       5,093,580
                                                                  --------------

                            TECHNOLOGY - 9.2%
                  55,000    American Power Conversion Corporation *      708,984
                 190,000    Atmel Corporation *                        1,864,375
                  85,000    Cisco Systems, Inc. *                      1,344,062
                  21,000    Hewlett-Packard Company                      656,670
                  45,200    Intel Corporation                          1,189,325
                  25,000    Lucent Technologies Inc.                     249,250
                  35,000    Motorola, Inc.                               499,100
                  40,000    Palm, Inc. *                                 336,250
                  20,000    Texas Instruments Incorporated               619,600
                                                                  --------------
                                                                       7,467,616
                                                                  --------------

                            TELECOMMUNICATIONS - 3.7%
                  70,000    ADC Telecommunications, Inc. *               595,000
                  41,000    AT&T Corp.                                   873,300
                  35,000    WorldCom, Inc. *                             654,063
                  20,000    SBC Communications Inc.                      892,600
                                                                  --------------
                                                                       3,014,963
                                                                  --------------

                            TRAVEL & RECREATION - 2.4%
                  36,000    Carnival Corporation                         996,120
                  35,000    The Walt Disney Company                    1,001,000
                                                                  --------------
                                                                       1,997,120
                                                                  --------------

                            TOTAL COMMON STOCKS
                                 (Cost of $55,913,618)                74,509,642
                                                                  --------------

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited) (Continued)

Growth Stock Fund

--------------------------------------------------------------------------------

               Principal                                             Value
                Amount                                               ------
               ----------
                            -------------------------------------
                            SHORT-TERM INVESTMENTS - 8.6%
                            -------------------------------------

                            VARIABLE RATE DEMAND NOTES - 8.6%
             $ 2,842,800    American Family Financial
                            Services, 4.630% **                      $ 2,842,800
               3,034,508    Sara Lee, 4.655% **                        3,034,508
                 551,916    Wisconsin Corporate
                            Central Credit Union, 4.725% **              551,916
                 582,238    Wisconsin Electric Power
                            Company, 4.630% **                           582,238
                                                                  --------------
                                                                       7,011,462
                                                                  --------------

                            TOTAL SHORT-TERM INVESTMENTS
                                 (Cost of $7,011,462)                  7,011,462
                                                                  --------------

                            TOTAL INVESTMENTS - 100.0%
                                 (Cost of $62,925,080)                81,521,104
                                                                  --------------

                            Other liabilities in excess
                            of assets - 0.0%                             (6,074)
                                                                  --------------

                            TOTAL NET ASSETS - 100.0%               $ 81,515,030
                                                                  ==============


                         *   Non-income producing security.
                         ** Variable rate security. The rates listed are as of
                            March 31, 2001.

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited)

Bond Fund

--------------------------------------------------------------------------------

                  Principal
                    Amount                                           Value
                                ----------------------------------
                                LONG-TERM INVESTMENTS - 98.1%
                                ----------------------------------

                                ----------------------------------
                                CORPORATE BONDS & NOTES - 34.4%
                                ----------------------------------

                                AGRICULTURAL OPERATIONS - 2.2%
                 $  210,000     Cargill, Incorporated r
                                   6.150%, 02/25/08                  $   210,588
                  2,000,000     Cargill, Incorporated r
                                   6.300%, 04/15/09                    1,992,472
                                                                  --------------
                                                                       2,203,060
                                                                  --------------

                                BANK & BANK HOLDING CO. - 5.3%
                  3,290,000     First Union National Bank - North Carolina##
                                  6.180%, 02/15/36                     3,254,442
                  2,000,000     Bank of America Corporation
                                   7.400%, 01/15/11                    2,103,968
                                                                  --------------
                                                                       5,358,410
                                                                  --------------

                                COSMETICS & TOILETRIES - 2.1%
                  1,000,000     Gillette Company
                                   5.750%, 10/15/05                    1,013,379
                  1,000,000     Procter & Gamble Company
                                   6.875%, 09/15/09                    1,068,394
                                                                  --------------
                                                                       2,081,773
                                                                  --------------

                                ENERGY - 1.2%
                  1,000,000     Allegheny Energy Supply r
                                  7.800%, 03/15/11                     1,010,327
                    150,000     Exxon Capital Corporation
                                  6.000%, 07/01/05                       154,193
                                                                  --------------
                                                                       1,164,520
                                                                  --------------

                                FINANCIAL SERVICES - 11.5%
                  1,000,000     Associates Corporation, N.A.
                                  6.250%, 11/01/08                     1,001,885
                  1,000,000     Ford Capital B.V.
                                  9.375%, 05/15/01                     1,004,596
                  1,000,000     Ford Motor Credit Company
                                  8.200%, 02/15/02                     1,026,045
                  1,000,000     General Electric Capital Corporation
                                  6.267%, 07/23/03                     1,028,019
                  2,500,000     Lehman Brothers Holdings, Inc.
                                  8.250%, 06/15/07                     2,715,115
                  2,000,000     Merrill Lynch & Company
                                  6.000%, 02/17/09                     1,961,588

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited) (Continued)

Bond Fund

--------------------------------------------------------------------------------

                  Principal
                    Amount                                             Value
                                FINANCIAL SERVICES (continued) - 11.5%
                $ 1,300,000     Norwest Asset Securities Corporation#
                                   7.000%, 06/25/12                 $  1,339,162
                  1,450,000     Salomon, Inc.
                                  6.250%, 05/15/03                     1,478,506
                                                                  --------------
                                                                      11,554,916
                                                                  --------------

                                FOOD, BEVERAGE & TOBACCO - 3.4%
                  1,000,000     Anheuser-Busch Companies, Inc.
                                  5.125%, 10/01/08                       959,679
                  1,000,000     Pepsi Bottling Group, Inc. r
                                  5.625%, 02/17/09                       978,017
                    235,000     PepsiCo, Inc.
                                  5.750%, 01/15/08                       235,021
                  1,250,000     Supervalu, Inc.
                                  6.560%, 06/09/05                     1,255,299
                                                                  --------------
                                                                       3,428,016
                                                                  --------------

                                INSURANCE - 3.1%
                    200,800     Reliastar Financial Corporation
                                  7.125%, 03/01/03                     2,079,121
                  1,000,000     St. Paul Companies, Inc.
                                  7.370%, 08/20/07                     1,061,372
                                                                  --------------
                                                                       3,140,493
                                                                  --------------

                                MANUFACTURING - 1.1%
                  1,000,000     Honeywell International Inc.
                                  7.500%, 03/01/10                     1,100,010
                                                                  --------------

                                MEDICAL - 1.0%
                  1,040,000     Abbott Laboratories
                                  6.000%, 03/15/08                     1,054,379
                                                                  --------------

                                TELECOMMUNICATIONS - 1.5%
                  1,500,000     AT&T Corp.#
                                 5.625%, 03/15/04                      1,492,344
                                                                  --------------

                                TRAVEL AND ENTERTAINMENT - 2.0%
                  2,000,000     Hilton Hotels Corporation
                                 7.700%, 07/15/02                      2,028,268
                                                                  --------------

                                TOTAL CORPORATE BONDS & NOTES
                                     (Cost of $33,635,243)            34,606,189
                                                                  --------------

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited) (Continued)

Bond Fund

--------------------------------------------------------------------------------

                  Principal
                    Amount                                             Value
                                -----------------------------------
                                ASSET BACKED SECURITIES - 12.0%
                                -----------------------------------

                                COLLATERALIZED AUTO LOAN OBLIGATIONS - 5.2%
                $ 2,593,000     Ford Credit Auto Owner Trust#
                                   Series 1999-D, Class A5,
                                   6.520%, 09/15/03                 $  2,649,095
                  1,000,000     MMCA Automobile Trust#
                                   Series 1999-2, Class A3,
                                   7.000%, 05/15/04                    1,029,163
                  1,500,000     Nissan Auto Receivables Owner Trust#
                                   Series 2000-B, Class A4,
                                   7.270%, 11/15/04                    1,573,545
                                                                  --------------
                                                                       5,251,803
                                                                  --------------

                                COLLATERALIZED CREDIT CARD OBLIGATIONS - 6.8%
                  1,250,000     Citibank Credit Card Master Trust I#
                                Series 1998-3, Class A,
                                5.800%, 02/07/05                       1,272,350
                  1,000,000     Dayton Hudson Credit Card Master Trust#
                                Series 1997-1, Class A,
                                6.250%, 08/25/05                       1,024,151
                  1,110,000     First Bank Corporate Card Master Trust#
                                Series 1997-1, Class A,
                                6.400%, 02/15/03                       1,126,895
                  1,250,000     Metris Master Trust#
                                Series 1997-1, Class A,
                                6.870%, 10/20/05                       1,279,268
                  2,100,000     Providian Master Trust#
                                Series 1999-2, Class A,
                                6.600%, 04/16/07                       2,157,996
                                                                  --------------
                                                                       6,860,660
                                                                  --------------

                                TOTAL ASSET BACKED SECURITIES
                                     (Cost of $11,676,148)            12,112,463
                                                                  --------------


                                -------------------------------------
                                NON-AGENCY MORTGAGE-BACKED
                                SECURITIES - 4.7%
                                -------------------------------------

                                COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
                  1,127,000     Chemical Mortgage Securities, Inc.#
                                Series 1994-1, Class A7,
                                6.250%, 01/25/09                       1,128,928
                  1,385,064     Countrywide Mortgage Backed
                                Securities, Inc.#
                                Series 1994-D, Class A9,
                                6.500%, 03/25/24                       1,384,835
                                DLJ Mortgage Acceptance
                  2,200,000     Corporation#
                                Series 1998-2, Class 2A10,
                                7.000%, 06/25/28                       2,249,790
                                                                  --------------
                                                                       4,763,553
                                                                  --------------

                                TOTAL NON-AGENCY MORTGAGE-BACKED
                                SECURITIES
                                 (Cost of $4,714,821)                  4,763,553
                                                                  --------------

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited) (Continued)

Bond Fund

--------------------------------------------------------------------------------

                  Principal
                    Amount                                           Value
                                ---------------------------------
                                U.S. GOVERNMENT AGENCY AND
                                AGENCY-BACKED ISSUES - 30.3%
                                ---------------------------------

                $ 3,500,000     Fannie Mae
                                 6.250%, 02/01/11                   $  3,555,471
                                                                  --------------

                  2,100,000     Federal Farm Credit Bank
                                 6.370%, 10/30/07                      2,209,666
                                                                  --------------

                                Federal Home Loan Bank
                  1,250,000     6.150%, 10/14/04                       1,294,939
                  2,000,000     7.125%, 02/15/05                       2,138,538
                  1,000,000     6.375%, 08/15/06                       1,050,979
                  1,390,000     5.755%, 11/20/08#                      1,378,615
                                                                  --------------
                                                                       5,863,071
                                                                  --------------

                                Federal Home Loan Mortgage Corporation (FHLMC),
                                Participation Certificates
                     62,593     Pool #G40376, 6.000%, 06/01/01            62,306
                  1,108,498     Pool #C90290, 7.000%, 08/01/19         1,127,560
                                                                  --------------
                                                                       1,189,866
                                                                  --------------

                                Federal Home Loan Mortgage Corporation (FHLMC),
                    199,904     Adjustable Rate Mortgage, Pool #845864,
                                8.552%*, 07/01/24                        204,416
                                                                  --------------

                                Federal Home Loan Mortgage Corporation (FHLMC),
                                Real Estate Mortgage Investment Conduits (REMIC)
                  1,060,459     Series 1769, Class A,
                                6.500%, 05/15/08                       1,080,528
                  2,250,000     7.625%, 09/09/09#                      2,333,421
                                                                  --------------
                                                                       3,413,949
                                                                  --------------

                                Federal National Mortgage Association (FNMA),
                                   Pass-Thru Certificates
                  1,927,432     Pool #303922, 6.000%, 05/01/16         1,908,292
                  1,103,597     Pool #323380, 6.500%, 10/01/28         1,102,938
                    168,456     Pool #211830, 7.000%, 04/01/23           170,531
                                                                  --------------
                                                                       3,181,761
                                                                  --------------

                     See Notes to the Financial Statements.


================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited) (Continued)

Bond Fund

--------------------------------------------------------------------------------

                  Principal
                    Amount                                          Value
     -              -------                                         -----
                                Federal National Mortgage Association (FNMA),
                                Real Estate Mortgage Investment Conduits (REMIC)
                 $  500,000     Series 1993-134, Class L,
                                6.500%, 08/25/08                     $   504,777
                    354,622     Series 1989-69, Class G,
                                7.600%, 10/25/19                         366,875
                    163,399     Series 1992-125, Class J,
                                6.500%, 05/25/21                         163,403
                  2,100,000     Series 1993-38, Class V,
                                5.757%, 08/25/21                       2,092,999
                  1,313,193     Series 1998-50, Class DN,
                                6.250%, 09/25/28                       1,298,406
                    619,659     Series 1998-50, Class EN,
                                6.500%, 09/25/28                         615,353
                                                                  --------------
                                                                       5,041,813
                                                                  --------------

                                Freddie Mac
                  2,000,000     5.875%, 03/21/11                       1,977,602
                                                                  --------------

                                Government National Mortgage Association (GNMA),
                  1,401,054     Pool #521580, 7.000%, 11/15/14         1,443,554
                  1,280,437     Pool #520754, 7.000%, 07/15/15         1,318,667
                  1,032,588     Pool #520763, 7.000%, 07/15/15         1,063,418
                     57,071     Adjustable Rate Mortgages, Pool
                                #859287, 7.750%*, 07/20/26                58,546
                                                                  --------------
                                                                       3,884,185
                                                                  --------------

                                TOTAL U.S. GOVERNMENT AGENCY AND
                                AGENCY-BACKED ISSUES
                                     (Cost of $29,853,335)            30,521,800
                                                                  --------------


                                -----------------------------------
                                U.S. TREASURY OBLIGATIONS - 16.7%
                                -----------------------------------

                                U.S. Treasury Notes
                  1,500,000     5.750%, 10/31/02                       1,535,777
                  1,500,000     7.250%, 05/15/04                       1,621,119
                  6,000,000     6.500%, 08/15/05                       6,449,742
                  1,500,000     6.250%, 02/15/07                       1,615,667
                  1,000,000     5.500%, 02/15/08                       1,037,457
                                                                  --------------
                                                                      12,259,762
                                                                  --------------

                                U.S. Treasury Bonds
                  4,000,000     10.750%, 05/15/03                      4,516,720
                                                                  --------------

                                TOTAL U.S. TREASURY OBLIGATIONS
                                     (Cost of $16,414,930)            16,776,482
                                                                  --------------

                                TOTAL LONG-TERM INVESTMENTS
                                     (Cost of $96,294,477)            98,780,487
                                                                  --------------

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================
SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited) (Continued)

Bond Fund
--------------------------------------------------------------------------------

            Principal
             Amount                                                        Value

                      -----------------------------------------
                      SHORT-TERM INVESTMENTS - 1.4%
                      -----------------------------------------

                      -----------------------------------------
                      VARIABLE RATE DEMAND NOTES - 0.4%
                      -----------------------------------------

          $   77,996  Sara Lee, 4.655% *                              $   77,996
              34,310  Wisconsin Corporate Central Credit Union, 4.725% *
                                                                          34,310
              267,469 Wisconsin Electric Power Company, 4.6300% *        267,469
                                                                   -------------

                      TOTAL VARIABLE RATE DEMAND NOTES
                      (Cost of $379,775)                                 379,775
                                                                   -------------


                      -------------------------------------------
                      DISCOUNT NOTES - 1.0%
                      -------------------------------------------

            1,000,000 Fannie Mae Discount Note, 4.760%*                  997,959
                                                                   -------------

                      TOTAL DISCOUNT NOTES
                      (Cost of $997,959)                                 997,959
                                                                   -------------

                      TOTAL SHORT-TERM INVESTMENTS
                      (Cost of $1,377,734)                             1,377,734
                                                                   -------------

                      TOTAL INVESTMENTS - 99.5%
                      (Cost of $97,672,211)                          100,158,221
                                                                   -------------

                      Other assets in excess of liabilities - 0.5%       547,564
                                                                   -------------

                      TOTAL NET ASSETS - 100.0%                     $100,705,785
                                                                   =============


                    #    Callable.

                    ##   Putable.

                    * Variable rate security. The rates listed are as of March 31, 2001.

                    r Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                     See Notes to the Financial Statements.

================================================================================

BREMER INVESTMENT FUNDS, INC.

================================================================================

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

March 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (collectively the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. In addition to the Funds, the Company offers the Legacy Minnesota Municipal Bond Fund. This report contains the information of all portfolios, except for the Legacy Minnesota Municipal Bond Fund. Information with respect to this portfolio is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Funds commenced operations on January 27, 1997.

     The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, were paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

     a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

     c) Written Option Accounting - Each Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When a Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

     d) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

     e) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from the net investment income of the Bond Fund are declared daily and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually.

     f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Funds for the six months ended March 31, 2001, were as follows:

                             Growth Fund            Bond Fund
      Shares sold                  854,214              1,150,047
      Shares issued
         to holders in
         reinvestment of
         dividends                   12,621                33,046
      Shares redeemed             (425,103)           (1,061,217)
                           ------------------    -----------------
      Net increase                 441,732               121,876
                           ==================    =================

     Transactions in shares of the Funds for the year ended September 30, 2000, were as follows:

                             Growth Fund            Bond Fund
      Shares sold                1,816,348             3,042,598
      Shares issued
         to holders in
         reinvestment of
         dividends                  18,327                33,677
      Shares redeemed             (970,111)           (2,622,447)
                           ------------------    -----------------
      Net increase                 864,564               453,828
                           ==================    =================

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended March 31, 2001, were as follows:

                             Growth Fund          Bond Fund
        Purchases
        U.S. Government             $      0          $ 7,586,312
        Other                      9,020,283           11,300,698
      Sales
        U.S. Government                    0           13,547,991
        Other                      4,713,276            4,399,572

     At March 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                           Growth Fund          Bond Fund
                           -----------          ---------
        Appreciation        $27,466,730          $ 2,773,828
      Depreciation            (8,870,706)           (287,818)
                           ----------------     ---------------
      Net appreciation
        on investments       $18,596,024         $ 2,486,010
                           ================     ===============

     At March 31, 2001, the cost of investments for federal income tax purposes was $62,925,080 and $97,672,211 for the Growth Stock Fund and Bond Fund, respectively.

     At September 30, 2000, the Bond Fund had accumulated net realized capital loss carryovers of $96,775 expiring in 2008.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Funds' daily net assets.

     Firstar Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

     The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. On November 24, 1998, the Funds entered into an agreement with Rafferty Capital Markets, LLC to distribute the Funds' shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The currently approved rate for the Growth Stock Fund is an annual rate of 0.0165% of its average daily net assets; the currently approved rate for the Bond Fund is an annual rate of 0.0135% of its average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the six months ended March 31, 2001, $8,920 and $7,227 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

7.   RELATED PARTIES

     Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 5,368,388 and 9,889,059 outstanding shares of the Growth Stock Fund and the Bond Fund, respectively, as of March 31, 2001.



                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                         St. Cloud, Minnesota 56302-0986


                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202


                                    Custodian
                               Firstar Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402


                         Independent Public Accountants
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202


                                   Distributor
                          Rafferty Capital Markets, LLC
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605


                                    Directors
                                Kenneth P. Nelson
                                 Stan K. Dardis
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek